Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Premises and Equipment
Major classifications of premises and equipment at December 31, 2023 and 2022 are summarized as follows:

dollars in millions	Useful Life (years)	2023	2022
Land	indefinite	$403	$352
Premises and leasehold improvements	3 - 30	1,609	1,458
Furniture, equipment and software	3 - 15	1,260	840
Total		3,272	2,650
Less accumulated depreciation and amortization		1,395	1,194
Premises and equipment, net		$1,877	$1,456